UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Manager of Account Operations
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 08/21/2001
----------------------------      -----------------------    ----------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   156

Form 13F Information Table Value Total:   $474,138
                                          (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                    QUARTERLY REPORT ENDING JUNE 30, 2001

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101    462,804  70,335         Defined               51,935            18,400
AFLAC Inc.                        Common         001055102  4,005,583 124,513         Defined              113,093            11,420
AOL Time Warner, Inc.             Common         00184A105    354,091   6,799          Sole                  6,799                 0
Abbott Laboratories, Inc.         Common         002824100  7,256,411 143,379         Defined              127,414            15,965
Adobe Systems Inc                 Common         00724F101  4,354,465  92,925         Defined               84,140             8,785
Agilent Technologies              Common         00846U101    239,956   7,572         Defined                6,289             1,283
Air Porducts & Chem               Common         009158106    291,008   6,400          Sole                  6,400                 0
Alcoa Inc.                        Common         013817101  2,365,200  59,130         Defined               56,055             3,075
Alltel Corp.                      Common         020039103    290,465   4,825         Defined                1,550             3,275
Alltrista Corp.                   Common         020040101    772,900  65,500         Defined                7,237            58,263
American General Corp             Common         026351106    332,548   7,050         Defined                7,050                 0
American Home Products Co         Common         026609107  2,250,408  36,592         Defined               36,592                 0
American Intl Group Inc.          Common         026874107 13,393,391 154,819         Defined              124,042            30,777
Anheuser-Busch Cos Inc.           Common         035229103  1,461,750  34,193         Defined               32,493             1,700
Automatic Data Processing         Common         053015103  4,673,467  90,326         Defined               69,526            20,800
Avery Dennison Corp.              Common         053611109  3,515,332  68,525         Defined               59,855             8,670
B B & T Corp.                     Common         054937107  3,399,348  92,853         Defined               84,663             8,190
BJ Services Co.                   Common         055482103    892,112  31,030         Defined               27,780             3,250
BJ Wholesale Club                 Common         05548J106  1,755,360  33,120         Defined               32,790               330
BP Amoco PLC SPONS ADR            Common         055622104 15,691,048 316,671         Defined              274,986            41,685
Ball Corp.                        Common         058498106 20,186,821 434,312         Defined              122,300           312,012
Bank of New York, Inc.            Common         064057102    740,428  15,080         Defined               14,005             1,075
Bank One Corp                     Common         06423A103  5,189,756 146,108         Defined              145,842               266
Baxter International              Common         071813109  3,826,909  72,165         Defined               63,270             8,895
Bed Bath & Beyond                 Common         075896100  1,572,655  52,213         Defined               45,713             6,500
Bellsouth Corp.                   Common         079860102  5,670,871 144,444         Defined              130,394            14,050
Berkshire Hathaway, Inc.          Common         084670108    203,700       3          Sole                      3                 0
Biomet Inc                        Common         090613100  2,642,511  54,541         Defined               39,541            15,000
Brinker International Inc.        Common         109641100  1,827,372  71,326         Defined               62,226             9,100
Bristol Myers Squibb Co.          Common         110122108  1,902,733  36,105         Defined               27,805             8,300
Burlington Resources              Common         122014103    852,461  22,445         Defined               21,145             1,300
CVS Corp.                         Common         126650100  1,729,497  45,766         Defined               42,665             3,101
Cardinal Health Inc.              Common         14149Y108  4,966,708  72,401         Defined               63,894             8,507
Cinergy Corporation               Common         172474108    656,274  19,342         Defined               10,292             9,050
Cisco Systems                     Common         17275R102  2,859,926 153,925         Defined              147,250             6,675
Citigroup, Inc.                   Common         172967101  7,223,873 137,336         Defined              128,383             8,953
Coca Cola Company                 Common         191216100  1,883,204  41,526         Defined               40,726               800
Colgate-Palmolive                 Common         194162103  2,857,701  46,886         Defined               46,111               775
Comcast CL A                      Common         200300200  1,233,356  28,810         Defined               27,810             1,000
Conagra Inc.                      Common         205887102    273,028  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105  3,328,067  59,345         Defined               50,670             8,675
Conseco, Inc.                     Common         208464107    150,676  10,413         Defined               10,413                 0
Constellation Energy Group Inc.   Common         210371100    338,143   8,150         Defined                8,150                 0
Costco Whsl Corp New Com          Common         22160K105    220,024   5,225         Defined                5,025               200
Danaher Corp.                     Common         235851102  1,298,713  22,905         Defined               18,605             4,300
Darden Restaurants, Inc.          Common         237194105  2,417,585  83,365         Defined               74,875             8,490
Dell Computer                     Common         247025109  1,975,555  74,775         Defined               72,825             1,950
Dover Corp.                       Common         260003108  1,268,085  34,070         Defined               23,095            10,975
Dow Chemical Co.                  Common         260543103    739,791  21,733         Defined               21,733                 0
Duke Energy Corp.                 Common         264399106  3,367,538  85,688         Defined               74,995            10,693
EMC Corporation                   Common         268648102  3,680,984 124,991         Defined              106,166            18,825
Ensco International, Inc.         Common         26874Q100    227,715   9,690         Defined                6,890             2,800
Emerson Electric Co.              Common         291011104    588,079   9,539         Defined                6,989             2,550
Enron Corporation                 Common         293561106    327,503   6,775         Defined                6,125               650
Equifax Inc.                      Common         294429105    868,588  23,450         Defined               23,100               350
Expeditors Intl Wash, Inc.        Common         302130109    328,545   5,435          Sole                  5,435                 0
Expres Scripts, Inc. CL A         Common         302182100  1,633,993  30,865         Defined               28,615             2,250
Exxon Mobil Corp                  Common         30231G102 21,047,078 242,422         Defined              228,700            13,722
FPL Group Inc.                    Common         302571104  1,439,699  24,015         Defined               21,375             2,640
Fastenal Co.                      Common         311900104    300,050   5,000          Sole                      0             5,000
Federal Home Loan Mtg. Corp.      Common         313400301  3,865,774  56,254         Defined               55,954               300
Federal National Mtg. Assn.       Common         313586109  2,409,955  28,026         Defined               23,601             4,425
Federated Investors Inc. CL B     Common         314211103    517,106  16,195         Defined                8,195             8,000
First Merchants Corp.             Common         320817109  2,447,216 107,193         Defined               73,503            33,690
Fiserv Inc.                       Common         337738108  2,080,421  32,965         Defined               29,965             3,000
Florida Rock Industries, Inc.     Common         341140101  1,122,733  23,245         Defined               23,245                 0
General Dynamics                  Common         369550108  4,086,000  54,480         Defined               49,195             5,285
General Electric Company          Common         369604103 17,912,712 366,538         Defined              331,588            34,950
Glaxo Wellcome PLC                Common         37733W105    476,907   8,498          Sole                  8,498                 0
Guidant Corp                      Common         401698105    731,199  20,110         Defined               17,635             2,475
Halliburton Co.                   Common         406216101    209,081   5,625         Defined                3,625             2,000
Harley Davison Inc.               Common         412822108  1,856,616  38,535         Defined               33,010             5,525
Henry (Jack) & Associates         Common         426281101    404,332  13,550         Defined                9,750             3,800
Hewlett-Packard Co.               Common         428236103  2,251,231  82,614         Defined               62,204            20,410
Hillenbrand Industries IN         Common         431573104    648,697  11,453         Defined               11,353               100
Home Depot Inc.                   Common         437076102  8,199,902 174,466         Defined              155,564            18,902
Honeywell Int'l Inc               Common         438516106    681,335  17,836         Defined               17,536               300
Household international           Common         441815107  2,511,198  38,060         Defined               35,440             2,620
Illinois Tool Works Inc.          Common         452308109  4,161,511  64,680         Defined               56,615             8,065
Intel Corp.                       Common         458140100  9,395,198 316,977         Defined              271,325            45,652
International Business Machine    Common         459200101  5,186,981  45,065         Defined               39,180             5,885
Interpublic Group Cos Inc.        Common         460690100  5,325,538 186,861         Defined              175,086            11,775
JP Morgan Chase & Co.             Common         46625H100    268,245   5,961         Defined                4,886             1,075
Jefferson-Pilot                   Common         475070108  2,641,178  54,536         Defined               48,069             6,467
Johnson and Johnson               Common         478160104  6,838,043 130,997         Defined               99,962            31,035
Johnson Controls                  Common         478366107  2,211,165  31,095         Defined               28,035             3,060
Kellogg Co.                       Common         487836108    349,690  12,100         Defined               10,200             1,900
Kohls Corporation                 Common         500255104  4,645,842  73,615         Defined               67,765             5,850
L-3 Communications Hldgs. Inc.    Common         502424104  2,370,409  29,990         Defined               29,440               550
Lancaster Colony Corp             Common         513847103    945,135  28,745         Defined               20,745             8,000
Legg Mason, Inc.                  Common         524901105    701,250  14,285         Defined               11,085             3,200
Lexmark Intl Group Inc Cl. A      Common         529771107    422,914   6,635         Defined                3,385             3,250
Lilly (Eli) and Co.               Common         532457108  9,696,730 131,606         Defined              116,186            15,420
Lincoln National Corp. of Indiana Common         534187109  4,397,302  84,890         Defined               53,653            31,237
Linear Technology                 Common         535678106  2,453,915  53,755         Defined               50,655             3,100
Loews Corp.                       Common         540424108    224,476   3,620          Sole                  3,620                 0
Lowes Co. Inc.                    Common         548661107  1,956,253  25,945         Defined               25,580               365
Lucent Technologies               Common         549463107    105,920  18,389         Defined               14,752             3,637
MBIA Inc.                         Common         55262C100  1,010,348  18,175         Defined               18,025               150
MBNA Corp                         Common         55262L100  4,986,292 147,742         Defined              138,942             8,800
Marsh & McLennan COS              Common         571748102  4,929,422  47,540         Defined               46,095             1,445
Marsh Supermarkets Inc. Cl. B     Common         571783208    940,492  73,476         Defined               73,476                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  1,201,263  84,596         Defined               84,596                 0
McDonald's Corp.                  Common         580135101  1,197,436  43,260         Defined               43,260                 0
Medtronic Inc.                    Common         585055106  4,607,059  96,382         Defined               78,375            18,007
Mellon Financial Corp             Common         58551A108    326,215   7,293         Defined                4,365             2,928
Merck and Co. Inc.                Common         589331107  6,081,725  93,565         Defined               81,600            11,965
Merrill Lynch & Co. Inc.          Common         590188108  4,127,054  70,560         Defined                  400            70,160
Microsoft Corp.                   Common         594918104  5,213,494  71,673         Defined               57,743            13,930
Minnesota Mining and Mfg          Common         604059105  3,253,348  28,080         Defined               26,230             1,850
Morgan Stanley, Dean Witter & Co. Common         617446448    975,192  15,235         Defined               15,235                 0
MutualFirst Financial Inc.        Common         62845B104    637,275  43,950         Defined                2,000            41,950
National City Corporation         Common         635405103  9,971,562 327,151         Defined               20,476           306,675
National Fuel and Gas Co.         Common         636180101  3,331,395  63,710         Defined               53,755             9,955
ADR Nokia Corp Sponsered Finland  Common         654902204    451,466  20,940         Defined               19,290             1,650
Nortel Networks Corp New          Common         656568102    328,929  39,630         Defined               38,905               725
Old National Bancorp              Common         680033107 10,994,389 421,564         Defined              284,324           137,240
Old Republic Int'l Corp           Common         680223104  3,252,455 111,500          Sole                111,500                 0
Paychex Inc.                      Common         704326107 10,162,408 249,752         Defined              204,372            45,380
Pepsico Inc.                      Common         713448108  4,292,024  94,144         Defined               89,444             4,700
Pfizer Inc.                       Common         717081103  8,154,802 193,471         Defined              168,094            25,377
Pharmacia Corp                    Common         71713U102    234,798   4,983         Defined                3,008             1,975
Philip Morris Cos Inc.            Common         718154107    568,856  11,780         Defined               11,780                 0
Pitney Bowes                      Common         724479100    460,358  11,395         Defined               10,295             1,100
T Rowe Price                      Common         74144T108  2,204,632  59,990         Defined               45,940            14,050
Procter and Gamble Co.            Common         742718109  2,248,308  35,323         Defined               27,823             7,500
Royal Dutch Petroleum New         Common         780257804    674,880  11,930         Defined                3,530             8,400
SBC Communications                Common         78387G103  5,304,045 133,234         Defined              109,231            24,003
Standard & Poors Depository       Common         78462F103  4,403,629  36,051         Defined               24,054            11,997
Safeway                           Common         786514208  1,898,082  38,975         Defined               36,790             2,185
Sara Lee Corp.                    Common         803111103  1,072,942  56,920         Defined               52,493             4,427
Schering-Plough Corp.             Common         806605101  2,789,065  77,046         Defined               65,301            11,745
Schlumberger LTD                  Common         806857108    791,983  15,051         Defined               12,351             2,700
Schwab (Charles) Corp             Common         808513105    388,022  23,588         Defined               17,438             6,150
Solectron Corp.                   Common         834182107  1,123,153  61,950         Defined               49,925            12,025
Southwest Airlines                Common         844741108  1,309,632  72,960         Defined               63,375             9,585
State Street Corp.                Common         857477103  1,723,179  35,937         Defined               35,837               100
Stryker Corp                      Common         863667101  1,506,529  26,840         Defined               24,740             2,100
Sun Life Financial                Common         866796105    766,952  33,144          Sole                 33,144                 0
Sun Microsystems                  Common         866810104  3,831,625 245,617         Defined              231,506            14,111
Sungard Data Systems Inc.         Common         867363103  1,801,029  59,815         Defined               54,990             4,825
Synovous Financial Corp.          Common         87161C105  1,575,823  49,601         Defined               48,664               937
Sysco Corp.                       Common         871829107  8,426,454 288,775         Defined              254,050            34,725
TJX Companies, Inc.               Common         872540109  2,713,457  83,956         Defined               77,201             6,755
Target Corp                       Common         87612E106  4,134,172 116,390         Defined              107,390             9,000
Tellabs, Inc. Delaware            Common         879664100    580,444  33,455         Defined               22,655            10,800
Texaco Inc.                       Common         881694103  2,118,859  32,226         Defined               28,481             3,745
Tyco Intl LTD New                 Common         902124106 10,312,037 190,787         Defined              174,162            16,625
US Bancorp                        Common         902973304  2,822,865 124,082         Defined              114,259             9,823
United Technologies Corp.         Common         913017109  5,108,496  68,755         Defined               62,280             6,475
Vectren Corp.                     Common         92240G101  1,865,373  87,865         Defined               87,865                 0
Verizon Communications Inc.       Common         92343V104  2,719,206  50,722         Defined               48,722             2,000
Wachovia Corp.                    Common         929771103    255,528   3,600         Defined                3,600                 0
Wal-Mart Stores Inc.              Common         931142103  1,049,606  21,260         Defined               20,260             1,000
Walgreen Company                  Common         931422109  6,014,883 172,544         Defined              158,132            14,412
Willamette Ind., Inc.             Common         969133107    599,845  12,150         Defined                5,950             6,200

GRAND TOTAL                                               474,138,744
